Earnings per $0.25 Ordinary Share	12 Months Ended
Dec. 31, 2024
Earnings per $0.25 Ordinary Share
Earnings per $0.25 Ordinary Share

5 Earnings per $0.25 Ordinary Share

	2024	2023	2022
Profit for the year attributable to equity holders ($m)	7,035	5,955	3,288
Basic earnings per Ordinary Share	$4.54	$3.84	$2.12
Diluted earnings per Ordinary Share	$4.50	$3.81	$2.11
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,550	1,549	1,548
Dilutive impact of share options outstanding (millions)	13	13	12
Diluted weighted average number of Ordinary Shares in issue (millions)	1,563	1,562	1,560

The earnings figures used in the calculations above are post-tax. The weighted average number of Ordinary Shares in issue is calculated by taking the number of Ordinary Shares outstanding each day weighted by the number of days that those shares were outstanding.